Financial Instruments and Financial Risk Management - Schedule of Warrant Sensitivity Analysis (Details) - Warrants Issued at the Fund-Raising [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Decrease [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility (5% movement)	$ (3)
Increase [Member]
Schedule of Warrant Sensitivity Analysis [Line Items]
Volatility (5% movement)	$ 3